CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 267	$ 103	$ 342
Accounts receivable, net of allowance for doubtful accounts of $5 at September 30, 2011 and December 31, 2010	305	239	627
Inventory, net	30	12	220
Other current assets	74	57	66
Total Current Assets	676	411	1,255
Property and equipment, net	18	19	41
Other assets	59	58	60
Intangible assets, net of accumulated amortization	67	78	94
Goodwill	3,416	3,416	3,416
Total Assets	4,236	3,982	4,866
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	1,104	1,161	955
Deferred revenue	1,473	1,073	1,335
Billings in excess of costs and estimated earnings on uncompleted contracts		241	274
Accrued expenses	2,082	1,822	1,672
Secured note payable, net of discount			1,696
Additional financing obligation			1,504
Notes payable to related parties	110	110	110
Total Current Liabilities	4,769	4,407	7,546
Convertible secured notes payable, net of discount	3,228	1,427
Derivative liabilities	11,573	15,653	11,603
Pension obligation	431	401	420
Total Liabilities	20,001	21,888	19,569
Shareholders' deficit:
Series B convertible redeemable preferred stock, $0.01 par value; designated 750,000 shares, 389,400 shares issued, and 239,400 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $772 and $734 at September 30, 2011 and December 31, 2010, respectively	2	2	2
Series C convertible preferred stock, $0.01 par value; designated 3,500 shares, 2,500 shares issued, and 2,200 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $3,087 and $2,956 at September 30, 2011 and December 31, 2010, respectively
Series D convertible preferred stock, $0.01 par value; designated 3,000 shares, 2,310 shares issued, and 2,085 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $2,792 and $2,660 at September 30, 2011 and December 31, 2010, respectively
Common stock, $0.01 par value, 50,000,000 shares authorized; 26,334,766 and 23,845,481 shares issued at September 30, 2011 and December 31, 2010, respectively, and 26,328,062 and 23,838,777 shares outstanding at September 30, 2011 and December 31, 2010, respectively	262	237	211
Additional paid in capital	86,261	85,186	83,363
Treasury stock, at cost - 6,704 shares	(64)	(64)	(64)
Accumulated other comprehensive loss	(81)	(62)	(86)
Accumulated deficit	(102,145)	(103,205)	(98,129)
Total Shareholders' deficit	(15,765)	(17,906)	(14,703)
Total Liabilities and Shareholders' Deficit	$ 4,236	$ 3,982	$ 4,866